SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 H	Dec. 31, 2013
Multiple Foreign Currency Exchange Rates [Abstract]
Total exchange losses	$ 2,300,000	$ 0
Vessels, Net [Abstract]
Estimate useful life of vessel	25 years
Estimated residual value for each vessel	1,500
Drydocking and engine overhaul [Abstract]
Period when vessels are required to be drydocked, minimum	30 months
Period when vessels are required to be drydocked, maximum	60 months
Estimated running hours until engine overhaul	12,000
Approximate years until engine overhaul	2 years 6 months
Drydock costs	200,000
Overhaul costs	365,000
Income Taxes [Abstract]
Statutory rate applicable to consolidated corporate earnings (in hundredths)	0.00%
Non refundable tax charge	$ 700,000	$ 500,000
Revenues [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	99.00%
Revenues [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	47.00%
Revenues [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	35.00%
Revenues [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	17.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	88.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	50.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	24.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage (in hundredths)	14.00%
NORWAY
Income Taxes [Abstract]
Tax rate (in hundredths)	27.00%
UNITED KINGDOM
Income Taxes [Abstract]
Tax rate (in hundredths)	23.00%